Income taxes - Income tax expense recognized in the consolidated statements of comprehensive loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax (expense) benefit	¥ 3,529		¥ (29,065)	¥ (6,861)
Deferred income tax expense	114		0	0
Total income tax (expense) benefit	¥ 3,643	$ 513	¥ (29,065)	¥ (6,861)